Revision of Prior Period Financial Statements: (Details 1) - USD ($)	3 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Sep. 30, 2014	Dec. 31, 2014
Revision of Prior Period Financial Statements: [Abstract]
Arbitration previously reported	$ 3,459,850	$ 3,740,697	$ 4,267,230
Arbitration adjustment	689,209	689,209	689,209
Arbitration as revised	4,149,059	4,429,906	4,956,439
Net loss for the period previously reported	7,102,929	14,263,879	24,880,770
Net loss for the period adjustment	689,209	689,209	689,209
Net loss for the period as revised	$ 7,792,138	$ 14,953,088	$ 25,569,579
Net loss per share, basic and diluted previously reported	$ 0.09	$ 0.19	$ 0.33
Net loss per share, basic and diluted adjustment	0.01	0.01	0.01
Net loss per share, basic and diluted as revised	$ 0.10	$ 0.20	$ 0.34
Comprehensive loss for the period previously reported	$ 7,205,143	$ 14,311,120	$ 24,861,192
Comprehensive loss for the period adjustment	689,209	689,209	689,209
Comprehensive loss for the period as revised	$ 7,894,352	$ 15,000,329	$ 25,550,401